INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of reconciliation of reported tax expense

	For the years ended December 31,
	2017	2016	2015
Loss before income taxes	$(22,424,293)	$(86,294,370)	$(26,563,139)
Statutory tax rate	26.00%	26.00%	26.00%
Recovery of income taxes based on the combined Canadian
federal and provincial statutory rates	(5,830,316)	(22,436,536)	(6,906,416)
Share-based remuneration	650,335	468,939	1,061,468
Effect of rate change	(2,344,122)	—	—
Foreign exchange adjustment	(28,668)	333,276	126,654
Other permanent differences	(1,798,205)	(8,821,908)	(2,352,402)
Unrecognized deferred tax benefits	9,670,642	30,531,995	8,191,467
Difference in tax rates between foreign jurisdictions and Canada	164,762	124,757	46,580

Income tax expense	$484,428	$200,523	$167,351

Schedule of components of income tax expense
	For the years ended December 31,
	2017	2016	2015
Current tax	$484,428	$200,523	$167,351
Deferred tax	—	—	—

Income tax expense	$484,428	$200,523	$167,351

Schedule of the unrecognized deferred tax assets

	For the years ended December 31,
Deferred tax assets	2017	2016	2015
Investment tax credits	$3,108,576	$2,689,744	$3,454,503
Capital assets	500,445	328,039	212,311
Share issue expenses	1,774,820	772,687	999,066
Non-capital loss carry forwards	56,627,473	22,828,376	15,639,367
Foreign exchange	5,500	(12,388)	1,093
Research and development expenditures	265,260	68,037	3,523,925
Reserve for legal damages	—	28,205,068	—
Deferred compensation	31,387	50,454	29,907

	$62,313,461	$54,930,017	$23,860,172